SHORT-TERM DEBTS (Details) $ / shares in Units, ¥ in Thousands														1 Months Ended	6 Months Ended
	Oct. 13, 2022 USD ($)	Mar. 16, 2022 CNY (¥) shares	Mar. 16, 2022 USD ($) shares	Mar. 15, 2022 USD ($)	Dec. 10, 2021 CNY (¥) shares	Dec. 10, 2021 USD ($) shares	Jul. 22, 2021 USD ($) D	Jul. 21, 2021 CNY (¥)	Jul. 21, 2021 USD ($)	Jun. 21, 2021 shares	Feb. 17, 2021 shares	Jul. 30, 2020 CNY (¥)	Jul. 30, 2020 USD ($) $ / shares	May 31, 2021 CNY (¥) D $ / floor	Jun. 30, 2022 CNY (¥) $ / floor shares	Jun. 30, 2022 USD ($) $ / floor shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($) $ / shares	Feb. 05, 2022 $ / shares	Dec. 31, 2021 CNY (¥)	May 31, 2021 USD ($) $ / shares
SHORT-TERM DEBTS
Short-term debt															¥ 5,915			$ 883,000		¥ 33,759
Fixed interest rate							0.00%
Amount draw down | ¥																	¥ 12,941
Conversion price per share																			$ 0.10
Principal balance of debt converted | ¥															5,502
Debt Instrument, Fair Value Disclosure, Total															15			2,000		27,859
Conversion price																			0.10
Short-term bank and other borrowings
SHORT-TERM DEBTS
Short-term debt															¥ 5,900			$ 881,000		¥ 5,900
Fixed interest rate	3.60%														4.35%			4.35%		4.35%
Amount draw down | $	$ 5,000
Term of loan														1 year
Interest Expense, Short-term Borrowings | ¥																	2,035
Interest expense recognized on convertible loans															¥ 130	$ 19,000	118
Convertible loan ("CL")
SHORT-TERM DEBTS
Short-term debt															15			$ 2,000		¥ 27,859
Debt conversion amount								¥ 12,745	$ 2,000,000
Convertible debentures
SHORT-TERM DEBTS
Fixed interest rate														0.00%							0.00%
Debt instrument face amount | $							$ 3,014,000
Principal balance of debt converted | $				$ 3,014,000
Debt Instrument, Fair Value Disclosure, Total															¥ 15			$ 2,000
Unrealized Gains (Losses) from Change in Fair Value of Convertible Debt | $						$ 114,234
Discounted value | $							$ 2,740,000
Class A ordinary share
SHORT-TERM DEBTS
Number of shares issued upon conversion of loan | shares		4,842,197	4,842,197		114,234	114,234				563,800					3,232,397	3,232,397
Debt conversion amount		¥ 22,237	$ 3,509,000		¥ 1,651	$ 256,000
EMC | Convertible loan ("CL")
SHORT-TERM DEBTS
Debt instrument face amount														¥ 4,479							$ 703,000
Conversion price per share													$ 5.12
Debt conversion amount												¥ 1,689	$ 265,000
Conversion price													$ 5.12
EMC | Class A ordinary share
SHORT-TERM DEBTS
Number of shares issued upon conversion of loan | shares											54,642
Heng Zhang ("HZ"), Jie Wang, Hongyu Wang and Layette Holdings Inc. | Convertible loan ("CL")
SHORT-TERM DEBTS
Conversion price per share																					$ 15
Percentage of closing bid price in the last reported trade preceding the conversion														82.00%
Floor price | $ / floor														1
Conversion price																					$ 15
Volume-weighted average price														80.00%
Ascent Investor Relations Inc.
SHORT-TERM DEBTS
Conversion price per share																		$ 15	0.10
Principal balance of debt converted | ¥														¥ 1,321
Unrealized Gains (Losses) from Change in Fair Value of Convertible Debt															¥ 139	$ 21,000	¥ 4,346
Interest Expense, Short-term Borrowings | ¥															¥ 0
Conversion price																		$ 15	$ 0.10
Ascent Investor Relations Inc. | Convertible debentures
SHORT-TERM DEBTS
Term of loan							1 year
Debt Instrument, Convertible, Threshold Consecutive Trading Days | D														10
Number of consecutive trading days to calculate VWAPs | D														10
Certain investors | Convertible loan ("CL")
SHORT-TERM DEBTS
Percentage of closing bid price in the last reported trade preceding the conversion							82.00%
Debt Instrument, Convertible, Threshold Consecutive Trading Days | D							10
Volume-weighted average price							80.00%
Number of consecutive trading days to calculate VWAPs | D							10
Certain investors | Convertible debentures
SHORT-TERM DEBTS
Floor price | $ / floor															1	1